U.S. SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

                           Commission File No. 0-18849

(Check  One):  [  ]  Form  10-K  or  Form 10-KSB   [ ] Form 11-K   [ ] Form 20-F
[  X  ]  Form  10-Q  or  Form  10-QSB   [  ]  Form  N-SAR

For  Period  Ended:  June  30,  2001.

[  ]  Transition  Report  on  Form  10-K  or  Form  10-KSB
[  ]  Transition  Report  on  Form  20-F
[  ]  Transition  Report  on  Form  11-K
[  ]  Transition  Report  on  Form  10-Q  or  Form  10-QSB
[  ]  Transition  Report  on  Form  N-SAR

For  the  Transition  Period  Ended:  Not  Applicable

     Read attached instruction sheet before preparing form. Please print or type.

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

     If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: Not Applicable

                                     Part I
                             Registrant Information

Full  Name  of  Registrant:  The  Female  Health  Company

Former  Name  if  Applicable:  Not  Applicable

Address of Principal Executive Office (Street and Number): 875 N. Michigan Avenue, Suite 3660

City,  State  and  Zip  Code:  Chicago,  IL  60611


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                                     Part II
                             Rules 12b-25(b) and (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

   |  (a)    The  reason described in reasonable detail in Part III of this form
   |         could not be eliminated  without  unreasonable  effort  or expense;
   |
   |  (b)    The  subject annual report, semiannual report, transition report on
   |         Form  10-K,  Form  10-KSB,  Form  20-F, Form 11-K or Form N-SAR, or
   |         portion  thereof  will be filed on or before the fifteenth calendar
[x]|         day  following  the  prescribed  due date; or the subject quarterly
   |         report or transition report on Form 10-Q or Form 10-QSB, or portion
   |         thereof will be filed on or before the fifth calendar day following
   |         the  prescribed  due  date;  and
   |
   |  (c)    The  accountant's  statement  or  other  exhibit  required  by
   |         Rule  12b-25(c)  has  been  attached  if  applicable.


                                    Part III
                                    Narrative

     State below in reasonable detail the reasons why Form 10-K, 10-KSB, 11-K, 20-F, 10-Q, 10-QSB, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attached extra sheets if needed.)

     The registrant could not file its annual report on Form 10-QSB for the quarter ended June 30, 2001 on the prescribed filing date for the following reasons:

                 The Company was not able to complete the Company's Form
            10-QSB by August 14, 2001, the required filing date, without unreasonable effort and expense because of the extraordinary demands upon management's time with respect to financing and other activities in the weeks preceding the required filing date for the Form 10-QSB.



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
                                     Part IV
                                Other Information

     (1) Name and telephone number of person to contact in regard to this notification:

O.B.  Parrish,  Chairman  and  Chief  Executive  Officer     312-280-1119

     (2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                                             [x]  Yes   [  ]  No

     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                             [x]  Yes   [  ]  No

                 The  Company  anticipates that its financial statements
            will reflect revenues of $2,296,590 and net income attributable to common stockholders of $11,756 for the quarter ended June 30, 2001, as compared to revenues of $1,377,932 and a net loss attributable to common stockholders of $865,702 for the quarter ended June 30, 2000.

     The Female Health Company has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

     Dated  this  15th  day  of  August,  2001.

                                              THE  FEMALE  HEALTH  COMPNAY

                                              BY      /s/  O.B.  Parrish
                                                ------------------------------
                                                O.B. Parrish, Chairman and
                                                Chief Executive Officer

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